Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Applied Finance Valuation Large Cap ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	23.77%	26.59%	(15.82%)